Capital Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Common stock shares, authorized	100,000,000	100,000,000
Common stock, voting rights	All shares have equal voting rights and have one vote per share
Percentage of common stock	50.00%
Sale of common stock		200,000
Sale of common stock price per share (in Dollars per share)		$ 1
Preferrred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001